Analysis of performance by segment - Segment results (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Other income (expenditure):
Interest payable on core structural borrowings		$ (103)	$ (164)
Adjusted operating profit		1,661	1,571
Short-term fluctuations in investment returns on shareholder-backed business		(1,383)	(212)
Amortisation of acquisition accounting adjustments		(5)	(2)
Gain (loss) attaching to corporate transactions		27	(94)
Profit before tax attributable to shareholders' returns		300	1,263
Tax charge attributable to shareholders' returns		(194)	(193)
Profit after tax from continuing operations		106	1,070
Loss after tax from discontinued US operations	[1]		(5,707)
Profit (loss) for the period		106	(4,637)
Attributable to:
Equity holders of the Company From continuing operations		104	1,063
Equity holders of the Company From discontinued operations			(5,073)
Profit (loss) attributable to equity holders of the company		104	(4,010)
Non-controlling interests from continuing operations		2	7
Non-controlling interests from discontinued operations			(634)
Profit (loss) attributable to non-controlling interests		2	(627)
Profit (loss) for the period		$ 106	$ (4,637)
Basic earnings per share
Based on adjusted operating profit, net of tax and non-controlling interest, from continuing operations		$ 0.492	$ 0.516
Based on profit from continuing operations (in USD per share)		$ 0.038	0.409
Based on loss from discontinued operations (in USD per share)			$ (1.951)
Operating segments
Other income (expenditure):
Tax charge attributable to shareholders' returns		$ (193)	$ (200)
Profit after tax from continuing operations		406	1,521
Operating segments | CPL
Other income (expenditure):
Adjusted operating profit		149	139
Profit after tax from continuing operations		(28)	148
Operating segments | Hong Kong
Other income (expenditure):
Adjusted operating profit		501	460
Tax charge attributable to shareholders' returns		(29)	(16)
Profit after tax from continuing operations		(613)	441
Operating segments | Indonesia
Other income (expenditure):
Adjusted operating profit		196	225
Tax charge attributable to shareholders' returns		(38)	(45)
Profit after tax from continuing operations		131	179
Operating segments | Malaysia
Other income (expenditure):
Adjusted operating profit		190	184
Tax charge attributable to shareholders' returns		(35)	(28)
Profit after tax from continuing operations		119	135
Operating segments | Singapore
Other income (expenditure):
Adjusted operating profit		340	320
Tax charge attributable to shareholders' returns		(3)	(23)
Profit after tax from continuing operations		63	141
Operating segments | Growth markets and other
Other income (expenditure):
Adjusted operating profit		522	479
Tax charge attributable to shareholders' returns		(74)	(73)
Profit after tax from continuing operations		617	330
Other items		160	167
Operating segments | Eastspring
Other income (expenditure):
Adjusted operating profit		131	162
Tax charge attributable to shareholders' returns		(14)	(15)
Profit after tax from continuing operations		117	147
Material reconciling items
Other income (expenditure):
Investment return and other income		39
Interest payable on core structural borrowings		(103)	(164)
Corporate expenditure		(150)	(157)
Total other income (expenditure)		(214)	(321)
Restructuring and IFRS 17 implementation costs		(154)	(77)
Material reconciling items | Insurance and asset management operations
Other income (expenditure):
Restructuring and IFRS 17 implementation costs		$ (44)	$ (33)

[1]	Discontinued operations for half year and full year 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.